Dow Jones Industrial Average Fund Average Annual Total Returns - Class H [Member]		12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Aug. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	14.01%	13.10%
Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.99%	10.55%	12.47%
Class H
Prospectus [Line Items]
Average Annual Return, Percent		13.09%	8.58%	10.56%
Performance Inception Date	Dec. 01, 2015
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.33%	7.61%	9.54%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.77%	6.30%	8.12%